Pension and other post-employment benefits - Summary of information on plan assets and defined benefit obligation per country (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	€ 2,497	€ 2,636
Defined benefit obligation	2,110	2,219
Funded Status	387	416
- Other assets	528	568
- Other liabilities	(141)	(152)
Netherlands
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	302	325
Defined benefit obligation	381	415
Funded Status	(79)	(90)
USA
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	226	250
Defined benefit obligation	224	235
Funded Status	1	15
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	1,129	1,206
Defined benefit obligation	706	751
Funded Status	423	455
Belgium
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	514	513
Defined benefit obligation	441	450
Funded Status	72	63
Other countries
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	327	341
Defined benefit obligation	358	368
Funded Status	€ (31)	€ (26)